Annual Fund Operating Expenses - Delaware Ivy VIP International Core Equity - Class I	Dec. 31, 2023
Operating Expenses:
Management fees	0.85%
Distribution and service (12b-1) fees	none
Other expenses	0.07%	[1]
Total annual fund operating expenses	0.92%
Fee waivers and expense reimbursements	none	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.92%

[1]	Other Expenses are based on estimated amounts for the current fiscal year.
[2]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.92% of the Portfolio’s average daily net assets from the date of this Prospectus through April 30, 2025. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.